UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23036

BNY Mellon Absolute Insight Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2017

FORM N-CSR

Item 1.       Reports to Stockholders.

BNY Mellon Absolute Insight Multi-Strategy Fund

SEMIANNUAL REPORT April 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

BNY Mellon Absolute Insight Multi-Strategy Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for BNY Mellon Absolute Insight Multi-Strategy Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by portfolio manager Sonja Lami of Pareto Investment Management Limited, Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, BNY Mellon Absolute Insight Multi-Strategy Fund’s Class A shares produced a total return of 0.57%, Class C shares returned 0.24%, Class I shares returned 0.81%, and Class Y shares returned 0.81%.1 In comparison, the fund’s benchmark, the USD 1-Month LIBOR (the “Index”), produced a total return of 0.37% for the same period.2

Global equities and high yield corporate bonds rallied over the reporting period amid improving economic growth and a surge in investor optimism in the wake of U.S. elections. Relatively strong results from four of five underlying strategies enabled the fund to mildly outperform its benchmark.

The Fund’s Investment Approach

The fund seeks total return (consisting of capital appreciation and income). To pursue its goal, the fund normally allocates its assets across multiple “absolute return” investment strategies. Through exposure to these investment strategies, the fund seeks to generate positive returns on a rolling 12-month basis with less volatility than major equity markets. The fund is designed to complement traditional equity and fixed-income portfolios.

The investment strategies employed by the fund include: the absolute return equity strategy, the absolute return emerging market strategy, the absolute return credit strategy, the absolute return dynamic opportunities strategy, and the absolute return currency strategy. The fund’s sub-investment adviser has considerable latitude in allocating the fund’s investments to any of the strategies and may vary the amount of the fund’s assets allocated to a strategy depending on market conditions.

Economic and Political Factors Drove Market Performance

Signs of economic improvement in Europe, rebounding oil prices, and expectations of U.S. tax reform and greater infrastructure spending unleashed a wave of investor optimism, causing global equity markets to surge higher over the reporting period. Other risky assets, such as high yield bonds and emerging market debt securities, also realized strong gains.

Meanwhile, after bottoming in the months before the start of the reporting period, government bond yields rose across the globe, and their prices fell commensurately. Yields of U.S. Treasury securities climbed especially steeply after the election, then declined moderately in 2017. Likewise, oil prices generally continued to recover from previous lows between November 2016 and February 2017, in part due to production caps imposed by the Organization of the Petroleum Exporting Countries (OPEC), but retreated amid heightened volatility over the final two months of the reporting period.

The Federal Reserve Board continued to raise short-term interest rates gradually, implementing rate hikes of 0.25 percentage points in December 2016 and March 2017. In light of modestly positive U.S. GDP growth, a low unemployment rate, and expectations of more stimulative U.S. fiscal policies, investors appear to be expecting more rate hikes over the remainder of 2017. Although other major central banks have maintained aggressively accommodative monetary policies, positive economic momentum has led to expectations that they will begin to wind down their quantitative easing programs.

Positive Contributions From All Fund Strategies

The fund received positive contributions to performance from all five of its underlying strategies in use during the reporting period. Most notably, the absolute return credit strategy gained value during a strong period for credit markets, and the strategy further benefited from its overall long bias. Allocations to asset-backed securities and high yield bonds each performed well at different points.

DISCUSSION OF FUND PERFORMANCE (continued)

Although investment-grade corporate bonds lagged early in the reporting period, they fared better in 2017. The absolute return emerging market strategy detracted from performance over the reporting period’s first half amid fears of protectionist U.S. trade policies, but it rebounded strongly over the second half as those fears waned, investors became more tolerant of risks, and investment capital flowed back into developing nations. The absolute return dynamic opportunities strategy also fared better than the Index, supported by non-linear derivative strategies and positions focused on generating stable returns, referring to our listed infrastructure and equity dividend investments. Finally, despite weaker performance in February 2017, the absolute return equity strategy generally benefited from gains across a range of countries, industry groups, and stock-specific positions.

The absolute return currency strategy produced a mildly positive absolute return for the reporting period, but it slightly lagged the Index, largely as a result of short positions in the Japanese yen and Chinese yuan against the U.S. dollar over the first four months of 2017.

A Constructive Investment Posture

We continue to expect modest global economic growth and a gradual shift away from monetary policy to fiscal policy. In our judgment, a tightening in central banks’ monetary policies may lead to higher market volatility, higher dispersions and more divergence between asset classes, thereby creating opportunities for strategies that seek to deliver returns not fully reliant on market beta. Therefore, we have maintained a diversified approach across underlying strategies, which we believe continues to position the fund to deliver attractive results with low volatility regardless of the future direction of markets.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Bonds are subject generally to interest-rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

To the extent the fund invests in foreign securities, its performance will be influenced by political, social, and economic factors affecting investments in foreign companies. These special risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.

Short sales may involve substantial risk and “leverage.” Short sales expose the fund to the risk that it will be required to buy the security sold short at a time when the security has appreciated in value, thus resulting in a loss.

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.

A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the fund’s sub-investment adviser to allocate effectively the fund’s assets among the underlying investment strategies.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I and Class Y shares are not subject to any initial or deferred sales charges. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through March 1, 2018, at which time it may be extended, modified, or terminated. Past performance is no guarantee of future results.

2 Source: Bloomberg — The London Interbank Offered Rate (LIBOR) is the average interest rate at which leading banks borrow funds of a sizable amount from other banks in the London market. LIBOR is the most widely used “benchmark” or reference rate for short-term interest rates. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon Absolute Insight Multi-Strategy Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.45	$12.31	$7.17	$7.17
Ending value (after expenses)	$1,005.70	$1,002.40	$1,008.10	$1,008.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.50	$12.37	$7.20	$7.20
Ending value (after expenses)	$1,016.36	$1,012.50	$1,017.65	$1,017.65

† Expenses are equal to the fund’s annualized expense ratio of 1.70% for Class A, 2.48% for Class C, 1.44% for Class I and 1.44% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
April 30, 2017 (Unaudited)

Bonds and Notes - 30.9%	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Argentina - 1.2%
Argentine Government, Sr. Unscd. Bonds		7.63	4/22/46	1,650,000		1,760,550
Argentine Government, Unscd. Bonds	ARS	21.20	9/19/18	18,300,000		1,255,265
Argentine Government, Unscd. Bonds	ARS	18.20	10/3/21	4,626,000		332,038
Banco Supervielle, Sr. Unscd. Notes	ARS	24.44	8/9/20	4,537,000	[b]	320,493
					3,668,346
Australia - .4%
Australia & New Zealand Banking Group, Sr. Unscd. Notes		1.82	9/23/19	600,000	[b]	603,821
FMG Resources August 2006, Sr. Scd. Notes		9.75	3/1/22	375,000	[c]	433,359
					1,037,180
Austria - .4%
Raiffeisen Bank International, Sub. Notes	EUR	4.50	2/21/25	500,000	[b]	576,621
RZB Finance Jersey IV, Jr. Sub. Notes	EUR	1.62	5/29/49	350,000	[b]	365,529
Sappi Papier Holding, Sr. Scd. Notes	EUR	4.00	4/1/23	200,000		229,559
					1,171,709
Bahrain - .2%
Bahraini Government, Sr. Unscd. Bonds		7.00	10/12/28	600,000		624,729
Bermuda - .4%
Digicel, Gtd. Notes		6.75	3/1/23	700,000	[c]	669,375
Digicel Group, Gtd. Notes		8.25	9/30/20	600,000		552,000
					1,221,375
Brazil - .6%
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/18	1,000,000		326,854
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/19	2,000,000		656,474
Brazilian Government, Notes, Ser. F	BRL	10.00	1/1/21	2,000,000		652,376
					1,635,704
Canada - .0%
Viterra, Gtd. Notes		5.95	8/1/20	39,000		42,582
Cayman Islands - .3%
Antares, Ser. 2017-1A, Cl. D		0.00	7/20/28	367,000	[b,c]	357,825
Latam Finance, Gtd. Notes		6.88	4/11/24	580,000		590,440
					948,265

Bonds and Notes - 30.9% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Colombia - .8%
Colombian Government, Bonds, Ser. B	COP	11.00	7/24/20	1,500,000,000	589,535
Colombian Government, Bonds, Ser. B	COP	10.00	7/24/24	1,500,000,000	625,187
Colombian TES, Unscd. Bonds, Ser. B	COP	7.00	6/30/32	3,600,000,000	1,266,479
					2,481,201
Czech Republic - .2%
EP Energy, Sr. Scd. Notes	EUR	4.38	5/1/18	539,000	611,499
Denmark - .3%
ISS Global, Sr. Unscd. Notes	EUR	1.13	1/9/20	800,000	891,816
Ecuador - .5%
Ecuadorian Government, Sr. Unscd. Bonds		10.75	3/28/22	1,200,000	1,305,000
Ecuadorian Government, Sr. Unscd. Bonds		9.65	12/13/26	250,000	255,000
					1,560,000
Egypt - .1%
Arab Republic of Egypt, Sr. Unscd. Notes		7.50	1/31/27	323,000	349,010
France - .2%
Credit Agricole, Jr. Sub. Bonds		0.00	5/29/49	178,000	[b] 169,288
Loxam, Sr. Scd. Notes	EUR	4.25	4/15/24	269,000	303,760
					473,048
Germany - .5%
Deutsche Bank, Sr. Unscd. Notes	EUR	1.00	3/18/19	800,000	881,787
Unitymedia, Scd. Notes	EUR	3.75	1/15/27	400,000	442,337
					1,324,124
Ghana - .2%
Ghanaian Government, Govt. Gtd. Bonds		10.75	10/14/30	400,000	484,110
Hungary - .4%
Hungarian Government, Bonds, Ser. 24/B	HUF	3.00	6/26/24	78,900,000	277,645
Hungarian Government, Bonds, Ser. 25/B	HUF	5.50	6/24/25	101,200,000	414,826
Hungarian Government, Bonds, Ser. 27/A	HUF	3.00	10/27/27	163,000,000	557,206
					1,249,677
Indonesia - 1.0%
Indonesian Government, Sr. Unscd. Bonds, Ser. FR59	IDR	7.00	5/15/27	16,600,000,000	1,241,669
Indonesian Government, Sr. Unscd. Bonds, Ser. FR72	IDR	8.25	5/15/36	14,000,000,000	1,107,322

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 30.9% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Indonesia - 1.0% (continued)
Indonesian Government, Sr. Unscd. Bonds, Ser. FR73	IDR	8.75	5/15/31	7,000,000,000		581,364
					2,930,355
Ireland - .7%
Avoca, Ser. 16X, Cl. D	EUR	4.30	7/15/29	400,000	[b]	442,539
European Residential Loan Securities, Ser. 2016-1, Cl. C	EUR	3.63	1/24/59	500,000		548,947
Glencore Finance Europe, Gtd. Notes		2.23	5/6/18	200,000	[b]	201,248
Lansdowne Mortgage Securities No 1, Ser. 1, Cl. A2	EUR	0.00	6/15/45	354,795	[b]	357,515
Taurus, Ser. 2016, Cl. DE1	EUR	4.25	11/17/26	372,787	[b]	400,130
					1,950,379
Italy - .6%
DECO, Ser. 2014, Cl. D	EUR	2.62	2/22/26	400,000	[b]	430,739
DECO, Ser. 2014, Cl. D	EUR	2.40	4/27/27	244,633	[b]	275,206
REITALY Finance, Ser. 2015-1, Cl. B	EUR	3.15	5/22/27	399,343	[b]	430,563
REITALY Finance, Ser. 2015-1, Cl. D	EUR	4.70	5/22/27	453,255	[b]	491,742
					1,628,250
Ivory Coast - .3%
Ivory Coast Government, Sr. Unscd. Bonds		5.75	12/31/32	588,000	[b]	566,391
Ivory Coast Government, Sr. Unscd. Notes		6.38	3/3/28	300,000		303,000
					869,391
Japan - .1%
Sumitomo Mitsui Banking, Gtd. Bonds		1.95	7/23/18	250,000		250,385
Kazakhstan - .4%
KazMunayGas National Co, Sr. Unscd. Notes		4.75	4/19/27	663,000		659,804
KazMunayGas National Co, Sr. Unscd. Notes		5.75	4/19/47	663,000		647,620
					1,307,424
Luxembourg - .2%
Impera Holdings, Sr. Unscd. Bonds	EUR	5.38	9/15/22	400,000		449,094
SAPPO, Ser. 2016-2, Cl. D	EUR	1.92	6/25/61	100,000		107,792
Wind Acquisition Finance, Scd. Notes	EUR	7.00	4/23/21	150,000		170,087
					726,973
Malaysia - .2%
Malaysian Government, Sr. Unscd. Bonds, Ser. 902	MYR	4.38	11/29/19	2,700,000		636,282

Bonds and Notes - 30.9% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Mauritius - .3%
HTA Group, Gtd. Bonds		9.13	3/8/22	800,000		811,160
Mexico - 1.8%
Mexican Bonos, Sr. Unscd. Bonds, Ser. M 30	MXN	8.50	11/18/38	11,770,000		684,977
Mexican Bonos, Unscd. Bonds, Ser. M	MXN	8.00	11/7/47	17,100,000		950,778
Mexican Bonos, Unscd. Bonds, Ser. M 20	MXN	7.50	6/3/27	26,280,000		1,423,903
Mexican Government, Bonds, Ser. M 20	MXN	10.00	12/5/24	15,830,000		982,229
Petroleos Mexicanos, Gtd. Notes		6.50	3/13/27	550,000		596,063
Petroleos Mexicanos, Gtd. Notes		6.75	9/21/47	600,000		613,440
					5,251,390
Netherlands - 1.4%
Bharti Airtel International, Gtd. Notes		5.13	3/11/23	500,000		527,679
Delta Lloyd, Sub. Notes	EUR	9.00	8/29/42	700,000	[b]	1,007,482
Delta Lloyd, Sub. Notes	EUR	4.38	6/13/49	620,000	[b]	689,611
GTH Finance, Gtd. Notes		6.25	4/26/20	200,000		212,995
Mylan, Gtd. Bonds	EUR	1.25	11/23/20	540,000		603,414
Petrobras Global Finance, Gtd. Notes		5.63	5/20/43	340,000		286,025
Royal Bank of Scotland, Sub. Notes, Ser. B		7.13	10/15/93	300,000		417,728
Teva Pharmaceutical Finance Netherlands II, Gtd. Notes		1.70	7/19/19	500,000		495,259
					4,240,193
Oman - .1%
Omani Government, Sr. Unscd. Notes		6.50	3/8/47	300,000		323,908
Panama - .4%
Carnival, Gtd. Bonds	EUR	1.13	11/6/19	850,000		949,979
McDermott International, Scd. Notes		8.00	5/1/21	300,000	[c]	313,650
					1,263,629
Peru - .6%
Peruvian Government, Sr. Unscd. Notes	PEN	6.95	8/12/31	1,420,000		473,875
Peruvian Government, Sr. Unscd. Notes	PEN	6.90	8/12/37	4,000,000		1,335,038
					1,808,913
Poland - .4%
Polish Government, Bonds, Ser. 726	PLN	2.50	7/25/26	1,200,000		289,962

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 30.9% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a] Value ($)
Poland - .4% (continued)
Polish Government, Unscd. Bonds, Ser. 727	PLN	2.50	7/25/27	3,600,000	858,424
					1,148,386
Romania - .4%
Romanian Government, Sr. Unscd. Notes	EUR	3.88	10/29/35	900,000	1,031,656
Russia - 1.2%
Russian Federal Bond - OFZ, Unscd. Bonds, Ser. 6216	RUB	6.70	5/15/19	41,000,000	706,587
Russian Government, Bonds, Ser. 6211	RUB	7.00	1/25/23	66,100,000	1,136,602
Russian Government, Bonds, Ser. 6212	RUB	7.05	1/19/28	105,500,000	1,789,942
					3,633,131
South Africa - .4%
South African Government, Bonds, Ser. R186	ZAR	10.50	12/21/26	13,600,000	1,136,903
Spain - .9%
Bankia, Sub. Notes	EUR	4.00	5/22/24	1,000,000	[b] 1,135,487
Bankinter, Jr. Sub. Bonds	EUR	8.63	5/10/17	400,000	[b] 493,183
Liberbank, Sub. Bonds	EUR	6.88	3/14/27	600,000	[b] 680,171
Santander Consumer Finance, Sr. Unscd. Notes	EUR	0.75	4/3/19	300,000	331,341
					2,640,182
Tunisia - .3%
Tunisian Government, Sr. Unscd. Bonds	EUR	5.63	2/17/24	850,000	947,896
Turkey - .5%
Hazine Mustesarligi Varlik Kiralama, Sr. Unscd. Bonds		5.00	4/6/23	1,000,000	1,020,154
Turkish Government, Sr. Unscd. Notes		4.88	10/9/26	400,000	396,931
					1,417,085
Ukraine - .6%
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/23	200,000	193,620
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/24	700,000	667,926
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/25	300,000	285,216
Ukrainian Government, Sr. Unscd. Notes		7.75	9/1/26	600,000	562,950
					1,709,712
United Kingdom - 5.5%
Annington Finance No 5, Sr. Scd. Notes	GBP	13.00	1/15/23	294,547	442,538
Bracken Midco One, Sr. Unscd. Notes	GBP	10.50	11/15/21	200,000	278,080
CPUK Finance, Scd. Notes	GBP	7.00	2/28/42	200,000	272,881

Bonds and Notes - 30.9% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
United Kingdom - 5.5% (continued)
Friends Life Holdings, Gtd. Notes	GBP	12.00	5/21/21	585,000		1,059,976
Friends Life Holdings, Gtd. Notes	GBP	8.25	4/21/22	996,000		1,674,851
G4S International Finance, Gtd. Notes	EUR	2.63	12/6/18	770,000		872,992
Hawksmoor Mortgages, Ser. 2016-1, Cl. D	GBP	2.89	5/25/53	100,000	[b]	129,832
HSBC Bank, Jr. Sub. Notes, Ser. 1M		1.63	6/29/49	250,000	[b]	202,738
HSBC Holdings, Sr. Unscd. Notes	EUR	0.37	9/27/22	1,140,000	[b]	1,248,371
HSBC Holdings, Sub. Notes	GBP	6.38	10/18/22	350,000	[b]	462,502
Lanark Master Issuer, Ser. 2016-1, Cl. 1A	GBP	1.40	12/22/54	178,000	[b]	232,885
London Wall Mortgage Capital, Ser. 2016-FL1, Cl. C	GBP	3.67	8/15/48	100,000	[b]	134,143
MARB BondCo, Gtd. Notes		7.00	3/15/24	600,000		608,220
Marble Arch Residential Securitisation No 4, Ser. 4X, Cl. E1C	GBP	4.27	3/20/40	500,000	[b]	608,111
Mitchells & Butlers, Bonds, Ser. C2	GBP	2.22	9/15/34	100,000	[b]	103,838
National Grid, Sr. Unscd. Notes	EUR	4.38	3/10/20	930,000		1,134,945
Nationwide Building Society, Sr. Unscd. Notes	EUR	0.50	10/29/19	325,000		357,946
Natl Westminster Bank, Sr. Unscd. Notes, Ser. B		1.63	8/29/49	480,000	[b]	392,880
NewDay Funding, Ser. 2015-1, Cl. D	GBP	2.76	7/15/23	350,000	[b]	450,971
NewDay Funding, Ser. 2015-2, Cl. E	GBP	4.56	11/15/24	500,000	[b]	654,005
Paragon Mortgages, Ser. 13X, Cl. B1B	EUR	0.05	1/15/39	370,000	[b]	355,952
Punch Taverns, Scd. Notes, Ser. M3	GBP	5.84	10/15/27	725,000	[b]	941,368
Residential Mortgage Securities 19, Ser. 19X, Cl. A2C	EUR	0.07	2/11/38	370,560	[b]	394,046
Residential Mortgage Securities 28, Ser. 28, Cl. C	GBP	2.37	6/15/46	100,000	[b]	129,897
Royal Bank of Scotland Group, Jr. Sub. Bonds, Ser. U		7.64	3/30/17	800,000	[b]	752,000
Slate No.1, Ser. 1, Cl. D	GBP	2.66	4/24/51	350,000	[b]	435,326
Towd Point Mortgage Funding, Ser. 2016-AU10, Cl. C	GBP	1.86	4/20/45	120,000	[b]	153,039
TPMF, Ser. 2016-V1X, Cl. C	GBP	2.36	2/20/54	100,000		126,650
TPMF, Ser. 2016-V1X, Cl. D	GBP	2.86	2/20/54	500,000		631,555
Tullow Oil, Gtd. Notes		6.00	11/1/20	300,000		293,250

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Bonds and Notes - 30.9% (continued)	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
United Kingdom - 5.5% (continued)
Warwick Finance Residential Mortgages No One, Ser. 1, Cl. C	GBP	1.86	9/21/49	350,000	[b]	443,164
Warwick Finance Residential Mortgages No Two, Ser. 1, Cl. C	GBP	2.36	9/21/49	100,000	[b]	127,359
					16,106,311
United States - 5.9%
Anheuser-Busch InBev Worldwide, Gtd. Notes		6.88	11/15/19	710,000		794,272
Babson, Ser. 2016-2A, Cl. D		4.93	7/20/28	250,000	[b,c]	252,264
Bank of America, Sr. Unscd. Notes		2.34	10/21/22	800,000	[b]	811,421
Berkshire Hathaway, Sr. Unscd. Bonds	EUR	0.25	1/17/21	422,000		461,108
Caterpillar Financial Services, Sr. Unscd. Notes		2.25	12/1/19	430,000		432,810
CCG Receivables Trust, Ser. 2014-1, Cl. A2		1.06	11/15/21	63,867	[c]	63,859
Celgene, Sr. Unscd. Notes		2.30	8/15/18	530,000		533,361
Cerberus Loan Funding, Ser. 2016-2A, Cl. D		6.24	11/15/27	250,000	[b,c]	245,642
Citgo Holding, Sr. Scd. Notes		10.75	2/15/20	300,000	[c]	323,250
Citigroup, Sr. Unscd. Notes		2.48	9/1/23	810,000	[b]	830,594
Colony Starwood Homes 2016-2 Trust, Ser. 2016-2A, Cl. E		4.34	12/17/18	200,000	[b,c]	206,664
Concho Resources, Gtd. Notes		5.50	4/1/23	265,000		276,097
Drive Auto Receivables Trust, Ser. 2016, Cl. C		1.41	1/15/19	762,936	[c]	764,687
Drive Auto Receivables Trust, Ser. 2017, Cl. B		5.30	7/15/24	826,000	[c]	828,573
Endeavor Energy Resources, Sr. Unscd. Notes		7.00	8/15/21	200,000	[c]	209,000
EQTY-INNS Mortgage Trust, Ser. 2014, Cl. E		1.00	5/8/31	300,000	[b,c]	301,142
Goldman Sachs Group, Sr. Unscd. Notes		2.21	11/15/21	800,000	[b]	807,604
Home Partners of America 2016-2 Trust, Ser. 2016-2, Cl. E		1.00	10/17/33	500,000	[b,c]	508,771
Honeywell International, Sr. Unscd. Bonds	EUR	0.65	2/21/20	160,000		177,075
JPMorgan Chase & Co, Sr. Unscd. Notes		2.38	10/24/23	1,100,000	[b]	1,120,013
JPMorgan Chase Capital XXIII, Gtd. Bonds		2.04	5/15/77	676,000	[b]	584,314
MCF CLO V LLC, Ser. 2017-1A, Cl. D		5.60	4/20/29	250,000	[b,c]	250,754
ML-CFC Commercial Mortgage Trust, Ser. 2007-8, Cl. AM		6.07	8/12/49	1,000,000	[b]	1,001,792
Morgan Stanley, Sr. Unscd. Notes		2.55	10/24/23	810,000	[b]	824,206

Bonds and Notes - 30.9% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a]	Value ($)
United States - 5.9% (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2016-C32, Cl. C	4.44	12/15/49	300,000	[b]	302,733
MVW Owner Trust, Ser. 2016-1A, Cl. A	2.25	12/20/33	140,332	[c]	138,766
Progress Residential Trust, Ser. 2016-SFR1, Cl. C	3.49	9/17/33	100,000	[b,c]	101,771
Radio One, Gtd. Notes	9.25	2/15/20	246,000	[c]	243,540
RBS Capital Trust II, Gtd. Bonds	6.43	9/30/49	59,000	[b]	64,605
Regatta VII Funding, Ser. 2016-1A, Cl. D	4.60	12/20/28	250,000	[b,c]	250,870
Reynolds Group Issuer, Sr. Scd. Notes	5.13	7/15/23	65,000		67,844
Sprint, Gtd. Notes	7.13	6/15/24	353,000		384,770
Sprint Communications, Sr. Scd. Debs.	9.25	4/15/22	150,000		182,250
Taco Bell Funding, Ser. 2016-1A, Cl. A2II	4.38	5/25/46	497,500	[c]	511,590
Talen Energy Supply, Gtd. Notes	9.50	7/15/22	304,000	[c]	285,000
Tesoro, Gtd. Notes	4.75	12/15/23	550,000	[c]	578,875
Tesoro Corp, Gtd. Notes	4.75	12/15/23	550,000		578,875
Wells Fargo Bank, Sr. Unscd. Notes	1.75	5/24/19	1,000,000		998,075
				17,298,837
Total Bonds and Notes (cost $88,340,559)			90,843,106
Common Stocks - 1.5%			Shares		Value ($)
Spain - 1.1%
Grifols, ADR			152,890		3,319,242
United Kingdom - .4%
Amedeo Air Four Plus			265,032		357,001
Eddie Stobart Logistics			158,000		332,543
Renewables Infrastructure Group			214,053		300,808
				990,352
Total Common Stocks (cost $3,463,182)			4,309,594
Preferred Stocks - .2%
United Kingdom - .2%
Doric Nimrod Air Two (cost $536,270)			187,658		525,607
Rights - .0%
United Kingdom - .0%
International Public Partnership (cost $1,704)			17,766	[d]	1,358

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Options Purchased - .5%	Face Amount Covered by Contracts/ Number of Contracts ($)	Value ($)
Call Options - .3%
CAC 40 Index, May 2017 @ 5,250	30	19,957
EURO STOXX 50 Price EUR, December 2017 @ 3,100	46	228,642
EURO STOXX 50 Price EUR, June 2017 @ 3,335	73	150,927
Hang Seng Index, June 2017 @ 10,600	25	11,571
Japanese Yen, May 2017 @ JPY 109.5	5,600,000	96,079
Markit iTraxx Europe Index Series 26, June 2017 @ 65	6,600,000	19,615
Markit iTraxx Europe Senior Financial Index Series 27, June 2017 @ 90	6,400,000	53,396
Nikkei 225 Index, September 2017 @ 19,500	10	50,235
S&P 500 Index, June 2017 @ $2,325	11	78,298
U.S. Treasury Bond Futures, May 2017 @ $151	29,000	75,672
		784,392
Put Options - .2%
British Pound, May 2017 @ GBP 1.29	5,600,000	54,963
Deutsche Boerse AG German Stock Index, June 2017 @ 1,100	28	6,100
FTSE 100 Index, June 2017 @ 7,000	38	25,593
FTSE 100 Index, September 2017 @ 7,200	37	120,765
FTSE MIB Index, June 2016 @ 18,500	125	15,523
iShares MSCI Emerging Markets ETF, September 2017 @ 38.5	428	44,084
Israeli Shekel, June 2017 @ ILS 3.65	1,400,000	19,387
Markit CDX North American Investment Grade Index Series 27, June 2017 @ 70	5,700,000	2,516
Markit iTraxx Europe Crossover Index Series 27, May 2017 @ 325	1,600,000	397
Markit iTraxx Europe Crossover Index Series 27, September 2017 @ 312.5	3,700,000	41,874
Markit iTraxx Europe Index Series 27, June 2017 @ 80	3,800,000	2,710
Markit iTraxx Europe Index Series 27, June 2017 @ 85	3,800,000	1,899
Mexican Peso, May 2017 @ MXN 20	2,100,000	126,549

Options Purchased - .5% (continued)	Face Amount Covered by Contracts/ Number of Contracts ($)	Value ($)
Put Options - .2% (continued)
Nikkei 225 Index, December 2017 @ 18,500	10	68,177
Nikkei 225 Index, September 2017 @ 18,500	10	42,610
Russell 2000 Index, December 2017 @ $1,300	12	42,960
S&P 500 Index, August 2017 @ $2,350	7	35,315
S&P 500 Index, July 2017 @ $2,300	7	18,606
S&P 500 Index, May 2017 @ $2,225	7	2,415
S&P 500 Index, September 2017 @ $2,350	14	77,000
		749,443
Total Options Purchased (cost $1,736,188)	1,533,835
Investment Companies - 1.6%	Shares	Value ($)
Foreign Investment Companies - 1.6%
3i Infrastructure	404,070	1,018,444
BBGI SICAV Fund	204,700	381,784
GCP Infrastructure Investments	377,480	626,787
Greencoat U.K. Wind	181,939	295,738
HICL Infrastructure Company	632,306	1,427,455
International Public Partnerships	142,125	286,245
John Laing Infrastructure Fund	475,403	847,263
Total Investment Companies (cost $4,701,528)	4,883,716

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment - 60.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund	51,398,639	[e] 51,398,639
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	125,436,453	[f] 125,448,997
Total Other Investment (cost $176,847,627)	176,847,636
Total Investments (cost $275,627,058)	94.8%	278,944,852
Cash and Receivables (Net)	5.2%	15,295,436
Net Assets	100.0%	294,240,288

ADR—American Depository Receipt

a Principal amount stated in U.S. Dollars unless otherwise noted.

ARS—Argentine Peso
BRL—Brazilian Real
COP—Colombian Peso
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
MXN—Mexican Peso
MYR—Malaysian Ringgit
PEN—Peruvian Nuevo Sol
PLN—Polish Zloty
RUB—Russian Ruble
ZAR—South African Rand

b Variable rate security—rate shown is the interest rate in effect at period end.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $7,839,227 or 2.66% of net assets.
d Non-income producing security.
e Investment in affiliated money market mutual fund.
f Investment in affiliated mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investments	60.1
Corporate Bonds	14.4
Foreign/Governmental	11.5
Asset-Backed	2.3
Mutual Funds: Foreign	1.6
Common Stocks	1.5
Residential Mortgage-Backed	1.4
Commercial Mortgage-Backed	1.3
Options Purchased	.5
Preferred Stocks	.2
94.8

† Based on net assets.

See notes to financial statements.

STATEMENT OF FUTURES
April 30, 2017 (Unaudited)

	Contracts	Market Value Covered by Contracts ($)	Expiration	Unrealized Appreciation (Depreciation) ($)

Futures Long
Euro BTP Italian Government Bond	24	3,443,324	June 2017	36,136
Euro-Bund Option Put 162	36	41,568	June 2017	1,902
Long Gilt	17	2,824,306	June 2017	93,880
Volatility Index	21	320,775	September 2017	(16,129)
Volatility Index	20	289,500	August 2017	(41,572)
Futures Short
CAC 40 10 Euro	23	(1,306,562)	May 2017	(70,320)
DAX	4	(1,358,086)	June 2017	(47,665)
DJ Euro Stoxx 50	76	(2,904,163)	June 2017	(95,364)
Euro-Bobl	24	(3,447,245)	June 2017	(5,937)
Euro-Bond	91	(16,036,666)	June 2017	(83,878)
Euro-Bund Option Call 167	36	(1,569)	June 2017	24,254
Euro-Bund Option Put 160	36	(12,549)	June 2017	3,873
FTSE 100	9	(835,211)	June 2017	8,572
FTSE/MIB Index	2	(220,965)	June 2017	(5,913)
IBEX 35 Index	2	(233,721)	May 2017	(10,747)
Long Term French Government Bond	21	(3,427,638)	June 2017	(60,005)
MDAX Index	2	(268,981)	June 2017	(13,843)
U.S. Treasury 10 Year Notes	31	(3,897,281)	June 2017	(48,514)
U.S. Treasury 2 Year Notes	25	(5,415,234)	June 2017	(8,233)
U.S. Treasury 5 Year Notes	9	(1,065,656)	June 2017	(7,535)
U.S. Treasury Long Bond	4	(611,875)	June 2017	(16,008)
Volatility Index	23	(282,325)	May 2017	50,011
Volatility Index	23	(301,875)	June 2017	24,886
Gross Unrealized Appreciation				243,514
Gross Unrealized Depreciation				(531,663)

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
April 30, 2017 (Unaudited)

	Face Amount Covered by Contracts/ Number of Contracts ($)	Value ($)
Call Options:
Markit iTraxx Europe Crossover Index Series 27
September 2017 @ 287.5	3,930,000	(47,349)
Markit iTraxx Europe Index Series 27
September 2017 @ 65	6,300,000	(10,940)
Markit iTraxx Europe Senior Financial Index Series 27
June 2017 @ 75	6,400,000	(14,703)
EURO STOXX 50 Price EUR
June 2017 @ 3,500	73	(62,979)
EURO STOXX 50 Price EUR
December 2017 @ 3,400	46	(116,701)
Hang Seng Index
June 2017 @ 11,000	25	(3,535)
Nikkei 225 Index
September 2017 @ 20,500	10	(20,184)
Nikkei 225 Index
December 2017 @ 21,000	10	(28,258)
Russell 2000 Index
December 2017 @ 1,550	12	(20,376)
S&P 500 Index
June 2017 @ 2,400	11	(22,880)
Swiss Market Index
December 2017 @ 8,500	20	(97,013)
U.S. Treasury Bonds
May 2017 @ 154	29,000	(29,000)
Put Options:
Markit CDX North American Investment Grade Index Series 27
June 2017 @ 85	11,400,000	(1,384)
Markit iTraxx Europe Crossover Index Series 27
September 2017 @ 287.5	3,930,000	(62,632)
Markit iTraxx Europe Crossover Index Series 27
September 2017 @ 375	7,400,000	(39,739)

	Face Amount Covered by Contracts/ Number of Contracts ($)	Value ($)
Put Options: (continued)
Markit iTraxx Europe Index Series 27
June 2017 @ 95	3,800,000	(1,129)
Markit iTraxx Europe Index Series 27
June 2017 @ 100	3,800,000	(804)
Markit iTraxx Europe Index Series 27
September 2017 @ 80	6,300,000	(15,746)
CAC 40 Index
May 2017 @ 4,600	30	(3,023)
Deutsche Boerse AG German Stock Index
June 2017 @ 1,020	56	(4,392)
EURO STOXX 50 Price EUR
June 2017 @ 2,900	73	(2,942)
EURO STOXX 50 Price EUR
December 2017 @ 2,300	46	(4,159)
FTSE 100 Index
June 2017 @ 6,600	76	(13,289)
FTSE 100 Index
September 2017 @ 6,800	74	(108,784)
FTSE MIB Index
June 2017 @ 17,000	25	(8,170)
Hang Seng Index
June 2017 @ 9,200	25	(5,625)
iShares MSCI Emerging Markets ETF
September 2017 @ 36	856	(46,224)
Nikkei 225 Index
September 2017 @ 17,250	10	(18,838)
Nikkei 225 Index
September 2017 @ 17,500	20	(44,853)
Nikkei 225 Index
December 2017 @ 17,500	10	(40,816)
Russell 2000 Index
December 2017 @ 1,230	12	(47,640)
S&P 500 Index
May 2017 @ 2,075	14	(1,820)
S&P 500 Index
June 2017 @ 2,100	11	(3,135)

STATEMENT OF OPTIONS WRITTEN (Unaudited) (continued)

	Face Amount Covered by Contracts/ Number of Contracts ($)	Value ($)
Put Options: (continued)
S&P 500 Index
July 2017 @ 2,150	14	(14,000)
S&P 500 Index
August 2017 @ 2,200	14	(30,380)
S&P 500 Index
September 2017 @ 2,175	28	(61,460)
Swiss Market Index
December 2017 @ 8,500	20	(57,571)
British Pound
May 2017 @ GBP 1.32	5,600,000	(8,804)
Mexican Peso
May 2017 @ MXN 20	2,100,000	(126,549)
U.S. Treasury Bonds
May 2017 @ 144	29,000	(1,359)
Total Options Written (premiums received $1,951,739)		(1,249,185)

See notes to financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Bank of America
Brazilian Real,
Expiring
5/15/2017	5,500,000	1,750,215	1,724,803	(25,412)
Colombian Peso,
Expiring
5/15/2017	827,900,000	288,910	280,559	(8,351)
Czech Koruna,
Expiring
9/20/2017	41,671,750	1,656,800	1,706,642	49,842
Euro,
Expiring
5/15/2017	2,146,254	2,276,203	2,339,971	63,768
Malaysian Ringgit,
Expiring
5/15/2017	4,800,000	1,092,024	1,104,750	12,726
Romanian Leu,
Expiring
5/15/2017	2,330,000	560,487	559,340	(1,147)
Russian Ruble,
Expiring
5/15/2017	31,600,000	554,629	552,802	(1,827)
Turkish Lira,
Expiring
5/15/2017	1,227,696	326,747	343,922	17,175
Citigroup
Euro,
Expiring
9/20/2017	515,424	560,523	565,825	5,302
Malaysian Ringgit,
Expiring
5/15/2017	3,700,000	850,535	851,578	1,043
Russian Ruble,
Expiring
5/24/2017	78,000,000	1,384,354	1,361,734	(22,620)
South Korean Won,
Expiring
5/15/2017	636,570,000	564,435	559,533	(4,902)
Goldman Sachs International
Brazilian Real,
Expiring
5/15/2017	1,700,000	535,062	533,121	(1,941)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
Goldman Sachs International (continued)
British Pound,
Expiring
5/2/2017	7,903	10,213	10,236	23
Euro,
Expiring
5/2/2017	273,472	297,401	297,951	550
6/16/2017	508,770	556,440	555,622	(818)
Romanian Leu,
Expiring
5/15/2017	1,240,000	297,341	297,675	334
South Korean Won,
Expiring
5/15/2017	1,264,750,000	1,119,113	1,111,691	(7,422)
HSBC
Brazilian Real,
Expiring
5/15/2017	3,531,757	1,118,522	1,107,561	(10,961)
British Pound,
Expiring
5/10/2017	1,750,000	2,185,644	2,267,384	81,740
5/24/2017	4,345,694	5,571,305	5,632,842	61,537
Czech Koruna,
Expiring
6/6/2017	36,328,500	1,429,136	1,477,755	48,619
6/16/2017	13,650,000	536,981	555,687	18,706
Euro,
Expiring
5/2/2017	7,323	7,988	7,977	(11)
5/10/2017	820,000	881,755	893,770	12,015
5/15/2017	1,964,035	2,108,712	2,141,305	32,593
5/19/2017	720,000	767,978	785,156	17,178
6/30/2017	3,497,000	3,782,357	3,821,796	39,439
Hungarian Forint,
Expiring
5/15/2017	488,330,000	1,667,632	1,699,410	31,778
Indian Rupee,
Expiring
5/15/2017	148,800,000	2,299,333	2,306,895	7,562
Israeli Shekel
Expiring
5/15/2017	4,120,000	1,131,755	1,138,174	6,419
5/24/2017	10,672,000	2,924,517	2,949,118	24,601
Mexican New Peso,
Expiring
5/15/2017	49,800,000	2,658,695	2,637,088	(21,607)
5/24/2017	52,765,150	2,798,210	2,789,421	(8,789)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases: (continued)
HSBC (continued)
Polish Zloty,
Expiring
5/15/2017	11,330,585	2,892,315	2,920,206	27,891
Romanian Leu,
Expiring
5/15/2017	1,154,317	271,090	277,105	6,015
Russian Ruble,
Expiring
5/12/2017	47,400,000	840,276	829,767	(10,509)
South African Rand,
Expiring
5/15/2017	22,600,000	1,699,101	1,685,794	(13,307)
Swedish Krona,
Expiring
5/24/2017	24,894,480	2,830,649	2,814,616	(16,033)
6/30/2017	8,116,000	905,873	919,417	13,544
Swiss Franc,
Expiring
5/10/2017	80,000	80,246	80,463	217
Turkish Lira,
Expiring
5/15/2017	20,420,000	5,493,200	5,720,381	227,181
5/24/2017	4,992,261	1,379,587	1,394,767	15,180
JP Morgan Chase Bank
Indian Rupee,
Expiring
5/24/2017	85,600,000	1,325,077	1,325,286	209
Malaysian Ringgit,
Expiring
5/15/2017	2,500,000	569,866	575,391	5,525
Royal Bank of Canada
British Pound,
Expiring
6/22/2017	1,331,766	1,710,000	1,727,716	17,716
Israeli Shekel
Expiring
5/15/2017	67,740	18,530	18,713	183
Toronto Dominion Bank
Indian Rupee,
Expiring
5/24/2017	180,000,000	2,783,362	2,786,816	3,454

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales:
Bank of America
Argentine Peso,
Expiring
5/12/2017	10,700,000	683,548	690,011	(6,463)
7/27/2017	4,100,000	252,931	254,738	(1,807)
Euro,
Expiring
5/15/2017	513,503	560,486	559,850	636
9/20/2017	1,550,000	1,656,800	1,701,569	(44,769)
Polish Zloty,
Expiring
5/15/2017	5,785,467	1,443,171	1,491,075	(47,904)
Romanian Leu,
Expiring
5/15/2017	3,545,177	833,032	851,056	(18,024)
Russian Ruble,
Expiring
5/15/2017	32,100,000	556,567	561,549	(4,982)
Barclays Bank
Brazilian Real,
Expiring
5/15/2017	2,393,338	758,946	750,552	8,394
Colombian Peso,
Expiring
5/15/2017	4,900,000,000	1,661,389	1,660,513	876
Malaysian Ringgit,
Expiring
5/15/2017	7,536,000	1,695,732	1,734,458	(38,726)
Citigroup
Czech Koruna,
Expiring
9/20/2017	13,860,000	560,523	567,628	(7,105)
Goldman Sachs International
Brazilian Real,
Expiring
5/15/2017	5,300,000	1,686,115	1,662,083	24,032
British Pound,
Expiring
5/19/2017	5,200,000	6,499,675	6,739,179	(239,504)
Czech Koruna,
Expiring
6/16/2017	13,650,000	556,441	555,687	754
Euro,
Expiring
5/15/2017	273,384	297,340	298,059	(719)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
Goldman Sachs International (continued)
Romanian Leu,
Expiring
5/2/2017	1,240,000	297,400	297,577	(177)
HSBC
Australian Dollar,
Expiring
5/24/2017	10,999,071	8,284,997	8,232,217	52,780
Brazilian Real,
Expiring
5/15/2017	5,350,000	1,697,928	1,677,763	20,165
British Pound,
Expiring
5/10/2017	650,000	823,453	842,171	(18,718)
5/19/2017	270,000	331,220	349,919	(18,699)
6/30/2017	6,512,000	8,144,112	8,450,087	(305,975)
Chinese Yuan Renminbi,
Expiring
5/15/2017	30,000	4,335	4,342	(7)
Colombian Peso,
Expiring
5/15/2017	4,718,700,000	1,638,391	1,599,074	39,317
Euro,
Expiring
5/2/2017	1,243,000	1,358,649	1,354,001	4,648
5/10/2017	2,920,000	3,115,765	3,182,693	(66,928)
5/15/2017	5,626,620	5,983,727	6,134,468	(150,741)
5/19/2017	1,200,000	1,271,396	1,308,593	(37,197)
5/24/2017	2,717,484	2,961,575	2,964,200	(2,625)
6/6/2017	1,350,000	1,429,136	1,473,563	(44,427)
6/16/2017	507,473	536,981	554,205	(17,224)
6/30/2017	20,636,000	22,103,853	22,552,641	(448,788)
Hungarian Forint,
Expiring
5/15/2017	369,028,789	1,258,217	1,284,237	(26,020)
Indonesian Rupiah,
Expiring
5/15/2017	10,227,800,000	765,841	765,881	(40)
Israeli Shekel
Expiring
5/15/2017	125,470	34,322	34,662	(340)
Japanese Yen,
Expiring
5/24/2017	601,471,670	5,452,706	5,400,903	51,803
Mexican New Peso,
Expiring
5/15/2017	79,855,423	4,217,749	4,228,630	(10,881)
5/24/2017	26,767,300	1,400,000	1,415,049	(15,049)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Sales: (continued)
HSBC (continued)
Peruvian New Sol,
Expiring
5/15/2017	3,820,000	1,170,113	1,175,049	(4,936)
Polish Zloty,
Expiring
5/15/2017	1,131,648	291,978	291,657	321
Russian Ruble,
Expiring
5/15/2017	121,058,273	2,109,857	2,117,762	(7,905)
South African Rand,
Expiring
5/15/2017	7,170,875	513,972	534,895	(20,923)
5/24/2017	18,624,694	1,400,000	1,386,841	13,159
Swedish Krona,
Expiring
6/30/2017	8,116,000	909,501	919,417	(9,916)
Swiss Franc,
Expiring
5/10/2017	150,000	150,676	150,869	(193)
Turkish Lira,
Expiring
5/15/2017	15,590,383	4,194,809	4,367,431	(172,622)
Royal Bank of Canada
British Pound,
Expiring
6/22/2017	1,370,290	1,710,000	1,777,693	(67,693)
Toronto Dominion Bank
South African Rand,
Expiring
5/15/2017	16,315,152	1,169,386	1,216,991	(47,605)
Gross Unrealized Appreciation				1,066,950
Gross Unrealized Depreciation				(2,061,289)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS

April 30, 2017 (Unaudited)

OTC Interest Rate Swaps

Notional Amount ($)	Currency/ Floating Rate	Counterparty	(Pay) Receive Fixed Rate (%)	Expiration	Unrealized Appreciation ($)
1,012,875	Brazil's Interbank Deposit Rate Over	HSBC	10.32	1/2/2023	1,172

Gross Unrealized Appreciation				1,172

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Total Return Swaps

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Receive	4,466	Siltronic AG	Bank of America	10/17/2018	384
Receive	445,474	Adecco Group AG	Bank of America	10/17/2017	29,177
Receive	629,925	Atresmedia Corp de Medios de Comunicacion SA	Bank of America	10/17/2017	18,989
Receive	114,121	Ascential PLC	Bank of America	10/17/2017	15,226
Receive	166,716	Ashtead Group PLC	Bank of America	10/17/2017	(6,835)
Receive	1,683,158	ASML Holding NV	Bank of America	10/17/2017	57,955
Receive	113,477	ASOS PLC	Bank of America	10/17/2017	4,287
Receive	291,218	Babcock International Group PLC	Bank of America	10/17/2017	(10,472)
Receive	358,380	Barratt Developments PLC	Bank of America	10/17/2017	37,358
Receive	146,125	Beiersdorf AG	Bank of America	10/17/2017	6,862
Receive	172,165	Berkeley Group Holdings PLC	Bank of America	10/17/2017	8,045
Receive	112,327	British American Tobacco PLC	Bank of America	10/17/2017	1,735
Receive	549,578	Bunzl PLC	Bank of America	10/17/2017	23,138
Receive	1,750,446	Continental AG	Bank of America	10/17/2017	79,330
Receive	351,928	Countryside Properties PLC	Bank of America	10/17/2017	65,200
Receive	159,257	Direct Line Insurance Group PLC	Bank of America	10/17/2017	5,901
Receive	2,316,690	EURO STOXX 50 Index Dividend Futures	Bank of America	12/15/2017	75,717
Receive	1,167,665	EURO STOXX 50 Index Dividend Futures	Bank of America	12/21/2018	152,867
Receive	699,100	EURO STOXX 50 Index Dividend Futures	Bank of America	12/20/2019	138,232
Receive	1,342,363	Eurofins Scientific SE	Bank of America	10/17/2017	162,495
Receive	438,074	FTSE 100 Index Dividend Future December 2018	Bank of America	12/21/2018	46,441
Receive	408,564	Ibstock PLC	Bank of America	10/17/2017	47,457
Receive	171,944	Informa PLC	Bank of America	10/17/2017	6,447
Receive	419,917	International Consolidated Airlines Group SA	Bank of America	10/17/2017	(2,529)
Receive	218,529	Meggitt PLC	Bank of America	10/17/2017	(1,513)
Receive	480,394	Merlin Properties Socimi SA	Bank of America	10/17/2017	17,649

Receive	333,562	Nexity SA	Bank of America	10/17/2017	40,599
OTC Total Return Swaps (continued)

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Receive	101,310	Prudential PLC	Bank of America	10/17/2017	3,647
Receive	577,536	RELX PLC	Bank of America	10/17/2017	26,991
Receive	62,163	Rio Tinto PLC	Bank of America	10/17/2017	(9,142)
Receive	739,957	RPC Group PLC	Bank of America	10/17/2017	1,318
Receive	59,691	Serco Group PLC	Bank of America	10/17/2017	(939)
Receive	823,343	Sherborne Investors Guernsey B Ltd	Bank of America	10/17/2017	73,619
Receive	305,607	Siltronic AG	Bank of America	10/17/2017	42,831
Receive	81,055	SSE PLC	Bank of America	10/17/2017	(6,399)
Receive	1,530,480	Vivendi SA	Bank of America	10/17/2017	105,669
Receive	158,708	Vodafone Group PLC	Bank of America	10/17/2017	(2,965)
Receive	1,066,907	Wendel SA	Bank of America	10/17/2017	175,210
Receive	206,960	Worldpay Group PLC	Bank of America	10/17/2017	8,622
Receive	204,653	ZPG PLC	Bank of America	10/17/2017	(5,452)
Receive	373,486	Zumtobel Group AG	Bank of America	10/17/2017	46,010
Pay	503,822	Bureau Veritas SA	Bank of America	10/17/2017	(93,252)
Pay	172,670	Crest Nicholson Holdings plc	Bank of America	10/17/2017	(18,670)
Pay	249,518	Enagas SA	Bank of America	10/17/2017	(14,897)
Pay	94,512	Evonik Industries AG	Bank of America	10/17/2017	(3,927)
Pay	586,194	Experian PLC	Bank of America	10/17/2017	(7,859)
Pay	218,968	FTSE 350 Aerospace & Defense Index	Bank of America	10/17/2017	156
Pay	171,936	FTSE 350 General Retailers Index	Bank of America	10/17/2017	(12,106)
Pay	145,734	FTSE 350 Media Index	Bank of America	10/17/2017	(898)
Pay	106,797	FTSE 350 Mining Index	Bank of America	10/17/2017	3,336
Pay	210,876	FTSE 350 Travel & Leisure Index	Bank of America	10/17/2017	(8,558)
Pay	713,330	GESTEVISION TELECINCO SA	Bank of America	10/17/2017	(16,686)
Pay	777,857	Hammerson PLC	Bank of America	10/17/2017	(15,672)
Pay	110,766	Kingfisher PLC	Bank of America	10/17/2017	730
Pay	251,802	L'Oreal SA	Bank of America	10/17/2017	(13,509)
Pay	52,409	Mediclinic International PLC	Bank of America	10/17/2017	(4,779)
Pay	358,050	Cie Generale des Etablissements Michelin	Bank of America	10/17/2017	(41,247)
Pay	74,704	Moneysupermarket.com Group PLC	Bank of America	10/17/2017	(1,588)
Pay	126,000	Publicis Groupe SA	Bank of America	10/17/2017	(7,155)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Pay	63,955	Rightmove PLC	Bank of America	10/17/2017	(4,617)
OTC Total Return Swaps (continued)

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Pay	251,472	Ryanair Holdings PLC	Bank of America	10/17/2017	(19,313)
Pay	266,602	Swiss Re AG	Bank of America	10/17/2017	3,441
Pay	253,110	Taylor Wimpey PLC	Bank of America	10/17/2017	(12,779)
Pay	173,947	Wizz Air Holdings Plc	Bank of America	10/17/2017	(10,164)
Receive	451,727	Balfour Beatty PLC	Barclays Bank	1/11/2018	14,540
Receive	107,150	BELLWAY PLC	Barclays Bank	1/11/2018	805
Receive	755,219	British Land Co PLC/The	Barclays Bank	1/11/2018	7,224
Receive	210,429	BURBERRY GROUP PLC	Barclays Bank	1/11/2018	(802)
Receive	382,325	Deutsche Boerse AG	Barclays Bank	1/11/2018	13,204
Receive	54,903	HARGREAVES LANSDOWN PLC-WI	Barclays Bank	1/11/2018	(97)
Receive	56,341	Hollywood Bowl Group PLC	Barclays Bank	1/11/2018	758
Receive	111,639	Johnson Matthey PLC	Barclays Bank	1/11/2018	(332)
Receive	390,555	Lloyds Banking Group PLC	Barclays Bank	1/11/2018	45,595
Receive	205,531	London Stock Exchange Group PLC	Barclays Bank	1/11/2018	11,569
Receive	542,278	Melrose Industries PLC	Barclays Bank	1/11/2018	(5,362)
Receive	359,705	Roche Holding AG	Barclays Bank	1/11/2018	4,296
Receive	1,057,032	Schroders PLC	Barclays Bank	1/11/2018	43,453
Receive	226,519	STANDARD CHARTERED PLC	Barclays Bank	1/11/2018	(13,176)
Receive	161,250	Takkt AG	Barclays Bank	1/11/2018	5,998
Receive	133,015	Zodiac Aerospace	Barclays Bank	1/11/2018	(7,925)
Pay	48,384	Aeroports de Paris	Barclays Bank	6/26/2017	(11,324)
Pay	149,532	BAE Systems PLC	Barclays Bank	1/11/2018	(1,033)
Pay	373,899	Compass Group PLC	Barclays Bank	1/11/2018	(7,896)
Pay	108,470	ConvaTec Group PLC	Barclays Bank	1/11/2018	(11,213)
Pay	63,880	Fiat Chrysler Automobiles NV	Barclays Bank	1/11/2018	(6,304)
Pay	2,857,365	FTSE 250 Index	Barclays Bank	1/11/2018	(58,998)
Pay	1,455,149	FTSE UK Mid Cap Tradable Plus Index	Barclays Bank	1/11/2018	(31,901)
Pay	63,505	Halfords Group PLC	Barclays Bank	1/11/2018	(1,433)
Pay	416,500	HSBC Holdings PLC	Barclays Bank	1/11/2018	(4,649)
Pay	188,142	IMI PLC	Barclays Bank	1/11/2018	(15,984)
Pay	308,288	J D Wetherspoon PLC	Barclays Bank	1/11/2018	(17,470)
Pay	112,892	Kier Group PLC	Barclays Bank	1/11/2018	(548)

Pay	76,323	Chocoladefabriken Lindt & Spruengli AG	Barclays Bank	6/26/2017	(3,264)
OTC Total Return Swaps (continued)

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Pay	181,033	McCarthy & Stone PLC	Barclays Bank	1/11/2018	6,965
Pay	211,532	MERLIN ENTERTAINME	Barclays Bank	1/11/2018	(1,008)
Pay	106,689	PERSIMMON PLC	Barclays Bank	1/11/2018	(2,748)
Pay	1,218,524	Schroders PLC	Barclays Bank	1/11/2018	(25,662)
Pay	54,233	ST JAMESS PLACE PLC STJ	Barclays Bank	1/11/2018	17
Pay	964,445	STXE 600 AUTO&PARTS EUR PR	Barclays Bank	1/11/2018	(59,331)
Pay	1,076,471	STOXX Europe 600 Industrial Goods & Services Price EUR	Barclays Bank	1/11/2018	(42,172)
Pay	87,679	TP ICAP PLC	Barclays Bank	1/11/2018	(417)
Pay	290,741	Wienerberger AG	Barclays Bank	1/11/2018	(17,026)
Pay	153,908	Wolseley PLC	Barclays Bank	1/11/2018	(3,911)
Receive	109,648	DS Smith PLC	JP Morgan Chase Bank	11/6/2017	(854)
Receive	229,205	Land Securities Group PLC	JP Morgan Chase Bank	11/6/2017	31,532
Receive	355,314	Biffa PLC	JP Morgan Chase Bank	11/6/2017	4,146
Receive	799,605	Cerved Information Solutions SpA	JP Morgan Chase Bank	11/6/2017	226,163
Receive	315,989	Diageo PLC	JP Morgan Chase Bank	11/6/2017	(2,925)
Receive	1,904,269	Electra Private Equity PLC	JP Morgan Chase Bank	11/6/2017	253,328
Receive	466,795	Klepierre	JP Morgan Chase Bank	6/26/2017	26,421
Receive	88,727	Marks & Spencer Group PLC	JP Morgan Chase Bank	11/6/2017	11,867
Receive	117,568	Marwyn Value Investors Ltd	JP Morgan Chase Bank	11/6/2017	10,230
Receive	122,807	Workspace Group PLC	JP Morgan Chase Bank	6/26/2017	48,886
Receive	328,466	Philadelphia Stock Exchange Semiconductor Index	JP Morgan Chase Bank	11/6/2017	6,182
Receive	201,291	Playtech Plc	JP Morgan Chase Bank	11/6/2017	24,472
Receive	2,338,799	Royal Dutch Shell PLC	JP Morgan Chase Bank	11/6/2017	(241,270)
Receive	307,921	RSA Insurance Group PLC	JP Morgan Chase Bank	11/6/2017	15,218
Receive	394,206	Renewi PLC	JP Morgan Chase Bank	11/6/2017	22,558
Receive	511,140	SPIE SA	JP Morgan Chase Bank	11/6/2017	117,141

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Receive	144,745	SSP Group Plc	JP Morgan Chase Bank	11/6/2017	17,579
OTC Total Return Swaps (continued)

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Pay	469,817	3i Group PLC	JP Morgan Chase Bank	11/6/2017	(85,070)
Pay	277,998	EURO STOXX Banks Price EUR	JP Morgan Chase Bank	11/6/2017	(49,469)
Pay	647,863	EURO STOXX Health Care Price EUR	JP Morgan Chase Bank	11/4/2017	(11,820)
Pay	191,121	EURO STOXX Media Price EUR	JP Morgan Chase Bank	4/20/2018	(773)
Pay	1,913,701	EURO STOXX Personal & Household Goods Price EUR	JP Morgan Chase Bank	11/6/2017	(61,908)
Pay	810,278	EURO STOXX Telecommunications Price EUR	JP Morgan Chase Bank	11/6/2017	13,619
Pay	2,448,517	Grifols SA	JP Morgan Chase Bank	11/6/2017	(565,540)
Pay	335,033	Reckitt Benckiser Group PLC	JP Morgan Chase Bank	11/6/2017	(8,549)
Pay	2,329,624	Royal Dutch Shell PLC	JP Morgan Chase Bank	11/6/2017	296,776
Pay	725,345	STXE 600 HEALTHCARE EUR PR	JP Morgan Chase Bank	11/6/2017	(5,461)
Receive	322,289	FinecoBank Banca Fineco SpA	Morgan Stanley Capital Services	6/26/2017	81,345
Receive	413,092	LINDE AG	Morgan Stanley Capital Services	6/26/2017	24,380
Receive	799,983	Banco de Sabadell SA	Morgan Stanley Capital Services	6/26/2017	203,511
Receive	266,167	Thales SA	Morgan Stanley Capital Services	6/26/2017	(7,331)
Receive	80,865	Kingfisher PLC	Morgan Stanley Capital Services	6/26/2017	4,100
Receive	139,032	Cie Financiere Richemont SA	Morgan Stanley Capital Services	6/26/2017	14,920
Receive	434,144	Anheuser-Busch InBev SA/NV/old	Morgan Stanley Capital Services	6/26/2017	60,711
Receive	290,642	Wienerberger AG	Morgan Stanley Capital Services	6/26/2017	33,672
Receive	710,458	Dassault Aviation SA	Morgan Stanley Capital Services	6/26/2017	71,804
Receive	111,544	KLEPIERRE	Morgan Stanley Capital Services	6/26/2017	(1,019)
Receive	480,502	Ferrovial SA	Morgan Stanley Capital Services	6/26/2017	60,102
Receive	226,074	Royal Dutch Shell PLC	Morgan Stanley Capital Services	6/26/2017	25,895
Receive	1,451,909	Nets A/S	Morgan Stanley Capital Services	6/26/2017	23,401
Receive	180,224	Abertis Infraestructuras SA	Morgan Stanley Capital Services	6/26/2017	22,371
Receive	129,242	SAIPEM SPA	Morgan Stanley Capital Services	6/26/2017	(5,816)

Receive	180,033	Cerved Information Solutions SpA	Morgan Stanley Capital Services	6/26/2017	31,186
OTC Total Return Swaps (continued)

Pay/ Receive	Notional Amount ($)	Reference Entity	Counterparty	Expiration	Unrealized Appreciation (Depreciation) ($)
Receive	1,146,082	Eurofins Scientific SE	Morgan Stanley Capital Services	6/26/2017	(50,319)
Receive	283,706	Swatch Group AG/The	Morgan Stanley Capital Services	6/26/2017	47,136
Pay	184,478	Poste Italiane SpA	Morgan Stanley Capital Services	6/26/2017	(8,280)
Pay	125,777	Bankia SA	Morgan Stanley Capital Services	6/26/2017	(19,450)
Pay	419,526	Unibail-Rodamco SE	Morgan Stanley Capital Services	6/26/2017	(24,387)
Pay	269,544	Ladbrokes Coral Group PLC	Morgan Stanley Capital Services	6/26/2017	(23,021)
Pay	266,250	Bankinter SA	Morgan Stanley Capital Services	6/26/2017	(19,644)
Pay	358,971	CaixaBank SA	Morgan Stanley Capital Services	6/26/2017	(58,150)
Pay	140,376	Mediaset Espana Comunicacion SA	Morgan Stanley Capital Services	6/26/2017	(24,547)
Pay	162,621	ENI SPA	Morgan Stanley Capital Services	6/26/2017	3,064
Pay	107,504	Cobham PLC	Morgan Stanley Capital Services	6/26/2017	(870)
Pay	701,829	Dassault Aviation SA	Morgan Stanley Capital Services	6/26/2017	(81,738)
Pay	100,697	Royal Dutch Shell PLC	Morgan Stanley Capital Services	6/26/2017	(11,723)
Pay	64,465	Chocoladefabriken Lindt & Spruengli AG	Morgan Stanley Capital Services	6/26/2017	(3,757)
Pay	107,959	Royal Dutch Shell PLC	Morgan Stanley Capital Services	6/26/2017	(3,755)
Pay	236,113	Pernod Ricard SA	Morgan Stanley Capital Services	6/26/2017	(20,081)

Gross Unrealized Appreciation					3,521,211
Gross Unrealized Depreciation					(2,103,435)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Credit Default Swaps

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sales Contracts:[3]
Barclays Bank
Sky PLC, 6%, 5/21/2027
12/20/2021†	700,000	1.00	52.62	17,671	2,779	14,892
Goldman Sachs International
Dow Chemical Co/The, 7.375%, 11/1/2029
6/20/2022†	1,100,000	1.00	67.78	18,566	10,479	8,087
Purchased Contracts:[4]
Barclays Bank
LafargeHolcim Ltd, 3%, 11/22/2022
6/20/2022†	170,000	1.00	90.63	(1,088)	(977)	(111)
LafargeHolcim Ltd, 3%, 11/22/2022
6/20/2022†	340,000	1.00	90.63	(2,177)	(1,953)	(224)
BNP Paribas
Aegon NV, 6.125%, 12/15/2031
6/20/2022†	300,000	1.00	94.5	(1,275)	(661)	(614)
United Rentals North America Inc, 6.125%, 6/15/2023
6/20/2022†	65,000	5.00	224.62	(8,815)	(8,991)	176
United Rentals North America Inc, 6.125%, 6/15/2023
6/20/2022†	120,000	5.00	224.62	(16,274)	(15,927)	(347)
United Rentals North America Inc, 6.125%, 6/15/2023
6/20/2022†	245,000	5.00	224.62	(33,227)	(32,473)	(754)
Vodafone Group PLC, 5%, 6/4/2018
12/20/2021†	730,000	1.00	69.01	(12,322)	(5,839)	(6,483)

OTC Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[4] (continued)
Credit Suisse International
CNH Industrial Finance Europe SA, 6.25%, 3/9/2018
12/20/2021†	200,000	5.00	144.57	(36,486)	(26,976)	(9,510)
CNH Industrial Finance Europe SA, 6.25%, 3/9/2018
12/20/2021†	400,000	5.00	144.57	(72,973)	(54,173)	(18,800)
CNH Industrial Finance Europe SA, 6.25%, 3/9/2018
12/20/2021†	200,000	5.00	144.57	(36,487)	(27,087)	(9,400)
Markit iTraxx Europe Index Series 26
6/20/2022†	800,000	1.00	116.07	6,138	33,948	(27,810)
Vivendi SA, 4.875%, 12/2/2019
6/20/2022†	300,000	1.00	67.02	(5,883)	(4,698)	(1,185)
Vivendi SA, 4.875%, 12/2/2019
6/20/2022†	300,000	1.00	67.02	(5,883)	(4,806)	(1,077)
Goldman Sachs International
FREEPORT-MCMORAN INC
12/20/2021†	135,000	1.00	306.93	11,596	14,809	(3,213)
Cooperatieve Rabobank UA, 3.375%, 4/21/2017
6/20/2022†	1,100,000	1.00	51.72	(31,025)	(17,114)	(13,911)
Freeport-McMoRan Inc, 3.55%, 3/1/2022
12/20/2021†	130,000	1.00	306.93	11,167	14,615	(3,448)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

OTC Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[4] (continued)
Goldman Sachs International (continued)
Freeport-McMoRan Inc, 3.55%, 3/1/2022
12/20/2021†	135,000	1.00	306.93	11,596	15,793	(4,197)
United Rentals North America Inc, 6.125%, 6/15/2023
6/20/2022†	67,000	5.00	224.62	(9,087)	(9,118)	31
Verizon Communications Inc, 2.55%, 6/17/2019
6/20/2022†	1,100,000	1.00	82.64	(10,490)	(11,542)	1,052
HSBC
Republic of South Africa Government International Bond, 5.5%, 3/9/2020
6/20/2022†	1,100,000	1.00	191.08	46,711	50,486	(3,775)
Republic of South Africa Government International Bond, 5.5%, 3/9/2020
6/20/2022†	1,700,000	1.00	191.08	72,191	78,024	(5,833)

OTC Credit Default Swaps (continued)

Reference Obligation ($)	Notional Amount($)[1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread (%)[2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[4] (continued)
JP Morgan Chase Bank
Aegon NV, 6.125%, 12/15/2031
6/20/2022†	1,100,000	1.00	94.5	(4,691)	5,942	(10,633)
Gross Unrealized Appreciation						24,238
Gross Unrealized Depreciation						(121,325)

†  Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as (“Defaulted”), indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

3 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

4 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps

Reference Obligation ($)†	Notional Amount($) [1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread(%) [2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sales Contracts:[3]
Bank of America
Markit iTraxx Europe Index Series 26
12/20/2021††	2,400,000	1.00	59.50	51,729	36,783	14,946
Barclays Bank
Markit iTraxx Europe Index Series 26
12/20/2021††	6,600,000	1.00	59.50	142,244	103,325	38,919
Citigroup
Markit iTraxx Europe Index Series 27
6/20/2022††	6,400,000	1.00	66.50	126,236	84,392	41,844
Markit iTraxx Europe Crossover Index Series 26
12/20/2021††	530,000	5.00	241.12	67,460	54,850	12,610
Markit iTraxx Europe Crossover Index Series 27
6/20/2022††	200,000	5.00	265.50	25,026	19,900	5,126
Markit iTraxx Europe Index Series 27
6/20/2022††	3,200,000	1.00	66.50	63,065	56,379	6,686
Credit Suisse International
Markit iTraxx Europe Index Series 26
12/20/2021††	5,500,000	5.00	241.12	700,145	502,157	197,988
Markit iTraxx Europe Index Series 26
12/20/2021††	2,640,000	1.00	59.50	56,902	38,743	18,159

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)†	Notional Amount($) [1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread(%) [2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Sales Contracts:[3] (continued)
Credit Suisse International (continued)
Markit iTraxx Europe Index Series 27
6/20/2022††	6,500,000	1.00	66.50	128,207	79,462	48,745
Goldman Sachs International
Markit iTraxx Europe Index Series 26
12/20/2021††	3,300,000	1.00	59.50	71,129	40,794	30,335
JP Morgan Chase Bank
Markit iTraxx Europe Crossover Index Series 27
6/20/2022††	800,000	5.00	265.50	100,112	79,684	20,428
Societe Generale
Markit CDX North America High Yield Index Series 28
6/20/2022††	700,000	5.00	328.86	57,544	47,416	10,128
Markit CDX North American Investment Grade Index Series 27
12/20/2021††	900,000	1.00	56.41	18,496	16,173	2,323
Purchased Contracts:[4]
Barclays Bank
Markit iTraxx Europe Crossover Index Series 26
12/20/2021††	530,000	5.00	241.12	(67,468)	(50,260)	(17,208)
Citigroup
Markit iTraxx Europe Index Series 26
12/20/2021††	2,400,000	1.00	59.50	(51,730)	(36,330)	(15,400)

STATEMENT OF SWAP AGREEMENTS (Unaudited) (continued)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)†	Notional Amount($) [1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread(%) [2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[4] (continued)
Citigroup (continued)
Markit iTraxx Europe Crossover Index Series 27
6/20/2022††	200,000	5.00	265.50	(25,030)	(20,497)	(4,533)
Credit Suisse International
Markit CDX North American Investment Grade Index Series 27
12/20/2021††	900,000	1.00	56.41	(18,497)	(13,573)	(4,924)
Markit CDX North America Investment Grade Index Series 28
6/20/2022††	7,000,000	1.00	64.30	(130,072)	(100,913)	(29,159)
Markit CDX North America Investment Grade Index Series 28
6/20/2022††	3,500,000	1.00	64.30	(65,036)	(54,356)	(10,680)
Markit iTraxx Europe Index Series 26
12/20/2021††	2,640,000	1.00	59.50	(56,912)	(42,999)	(13,913)
Markit iTraxx Europe Crossover Index Series 27
6/20/2022††	800,000	5.00	265.50	(100,135)	(80,860)	(19,275)
Goldman Sachs International
Markit iTraxx Europe Index Series 26
12/20/2019††	3,300,000	1.00	30.37	(70,906)	(50,673)	(20,233)
Markit iTraxx Europe Index Series 26
12/20/2021††	6,600,000	1.00	59.50	(142,244)	(89,105)	(53,139)

Centrally Cleared Credit Default Swaps (continued)

Reference Obligation ($)†	Notional Amount($) [1]	(Pay) Receive Fixed Rate (%)	Implied Credit Spread(%) [2]	Market Value ($)	Upfront Premiums Received (Paid) ($)	Unrealized Appreciation (Depreciation) ($)
Purchased Contracts:[4] (continued)
JP Morgan Chase Bank
Markit iTraxx Europe Crossover Index Series 26
12/20/2021††	5,500,000	5.00	241.12	(700,099)	(580,823)	(119,276)
Markit iTraxx Europe Crossover Index Series 27
6/20/2022††	1,600,000	5.00	265.50	(200,268)	(164,027)	(36,241)
Gross Unrealized Appreciation				448,237
Gross Unrealized Depreciation				(343,981)

†      Clearing House-Chicago Mercantile Exchange
†† Expiration Date

1 The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

2 Implied credit spreads, represented in absolute terms, utilized in determining the market value as of the period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as (“Defaulted”), indicates a credit event has occurred for the referenced entity. Credit spreads are unaudited.

3 If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

4 If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	98,779,431	102,097,216
Affiliated issuers	176,847,627	176,847,636
Cash		497,103
Cash denominated in foreign currency	2,536,280	2,524,955
Cash collateral held by broker—Note 4		11,996,230
Receivable for investment securities sold		4,085,783
Unrealized appreciation on swap agreements—See Statement of Swap Agreements—Note 4		3,546,621
Dividends and interest receivable		1,400,328
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		1,066,950
Receivable for swap variation margin—Note 4		111,743
Receivable for shares of Common Stock subscribed		107,425
Receivable for futures variation margin—Note 4		11,835
Prepaid expenses		43,844
		304,337,669
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		316,343
Payable for investment securities purchased		2,965,907
Unrealized depreciation on swap agreements—See Statement of Swap Agreements—Note 4		2,224,760
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		2,061,289
Outstanding options written, at value (premiums received $1,951,739)—See Statement of Options Written—Note 4		1,249,185
Payable for shares of Common Stock redeemed		888,003
Payable to broker for swap agreements—Note 4		173,918
Swap premium received—Note 4		119,818
Accrued expenses		98,158
		10,097,381
Net Assets ($)		294,240,288
Composition of Net Assets ($):
Paid-in capital		293,308,392
Accumulated investment (loss)—net		(514,420)
Accumulated net realized gain (loss) on investments		(2,699,224)
Accumulated net unrealized appreciation (depreciation) on investments, options transactions, swap agreements and foreign currency transactions [including ($288,149) net unrealized (depreciation) on futures and $104,256 net unrealized appreciation on centrally cleared swap agreements]		4,145,540
Net Assets ($)		294,240,288

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	325,617	24,617	103,427,184	190,462,870
Shares Outstanding	26,174	2,000	8,283,964	15,253,213
Net Asset Value Per Share ($)	12.44	12.31	12.49	12.49

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Interest (net of $10,396 foreign taxes withheld at source)	1,890,323
Dividends (net of $4,825 foreign taxes withheld at source):
Unaffiliated issuers	315,852
Affiliated issuers	309,369
Total Income	2,515,544
Expenses:
Management fee—Note 3(a)	1,835,552
Professional fees	101,760
Registration fees	51,447
Custodian fees—Note 3(c)	31,578
Prospectus and shareholders’ reports	28,978
Directors’ fees and expenses—Note 3(d)	14,199
Loan commitment fees—Note 2	3,102
Shareholder servicing costs—Note 3(c)	2,011
Distribution fees—Note 3(b)	91
Miscellaneous	77,400
Total Expenses	2,146,118
Less—reduction in expenses due to undertaking—Note 3(a)	(20,999)
Less—reduction in fees due to earnings credits—Note 3(c)	(7,568)
Net Expenses	2,117,551
Investment Income—Net	397,993
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(971,600)
Net realized gain (loss) on options transactions	(1,414,487)
Net realized gain (loss) on futures	(815,465)
Net realized gain (loss) on swap agreements	(353,870)
Net realized gain (loss) on forward foreign currency exchange contracts	1,094,566
Net Realized Gain (Loss)	(2,460,856)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	4,480,405
Affiliated issuers	9
Net unrealized appreciation (depreciation) on options transactions	562,289
Net unrealized appreciation (depreciation) on futures	(284,967)
Net unrealized appreciation (depreciation) on swap agreements	985,954
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(1,452,488)
Net Unrealized Appreciation (Depreciation)	4,291,202
Net Realized and Unrealized Gain (Loss) on Investments	1,830,346
Net Increase in Net Assets Resulting from Operations	2,228,339

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income (loss)—net	397,993	(98,136)
Net realized gain (loss) on investments	(2,460,856)	(1,066,812)
Net unrealized appreciation (depreciation) on investments	4,291,202	(145,662)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,228,339	(1,310,610)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	-	1,485,666
Class C	-	25,000
Class I	4,281,639	106,336,092
Class Y	40,480,075	188,101,898
Cost of shares redeemed:
Class A	(1,093,977)	(56,757)
Class I	(2,309,753)	(4,764,803)
Class Y	(31,431,919)	(7,730,602)
Increase (Decrease) in Net Assets from Capital Stock Transactions	9,926,065	283,396,494
Total Increase (Decrease) in Net Assets	12,154,404	282,085,884
Net Assets ($):
Beginning of Period	282,085,884	-
End of Period	294,240,288	282,085,884
Accumulated investment (loss)—net	(514,420)	(912,413)
Capital Share Transactions (Shares):
Class Aa
Shares sold	-	119,040
Shares redeemed	(88,296)	(4,570)
Net Increase (Decrease) in Shares Outstanding	(88,296)	114,470
Class C
Shares sold	-	2,000
Class Ia
Shares sold	344,344	8,510,385
Shares redeemed	(186,418)	(384,347)
Net Increase (Decrease) in Shares Outstanding	157,926	8,126,038
Class Ya
Shares sold	3,264,498	15,142,666
Shares redeemed	(2,531,860)	(622,091)
Net Increase (Decrease) in Shares Outstanding	732,638	14,520,575

[a]During the period ended April 30, 2017, 88,000 Class A shares representing $1,090,320 were exchanged for 87,717 Class I shares, 44,744 Class Y shares representing $555,784 were exchanged for 44,748 Class I shares and during the period ended October 31, 2016, 310,268 Class I shares representing $3,843,853 were exchanged for 310,268 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	April 30, 2017	Period Ended
Class A Shares	(Unaudited)	December 31, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.37	12.50
Investment Operations:
Investment income (loss)—net[b]	.00[c]	(.03)
Net realized and unrealized gain (loss) on investments	.07	(.10)
Total from Investment Operations	.07	(.13)
Net asset value, end of period	12.44	12.37
Total Return (%)[d,e]	.57	(1.04)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	1.71[g]	1.94
Ratio of net expenses to average net assets[f]	1.70[g]	1.75
Ratio of net investment income (loss) to average net assets[f]	.02[g]	(.31)
Portfolio Turnover Rate[e]	126.62	320.11
Net Assets, end of period ($ x 1,000)	326	1,416

a From December 4, 2015 (commencement of operations) to October 31, 2016.
b Based on average shares outstanding.
c Amount represents less than .001 per share.
d Exclusive of sales charge.
e Not annualized.
f Annualized.
g Amount does not included the expense of the underlying money market fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Period Ended
Class C Shares	(Unaudited)	December 31, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.28	12.50
Investment Operations:
Investment (loss)—net[b]	(.05)	(.12)
Net realized and unrealized gain (loss) on investments	.08	(.10)
Total from Investment Operations	.03	(.22)
Net asset value, end of period	12.31	12.28
Total Return (%)[c,d]	.24	(1.76)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.52[f]	2.84
Ratio of net expenses to average net assets[e]	2.48[f]	2.50
Ratio of net investment (loss) to average net assets[e]	(.76)[f]	(1.06)
Portfolio Turnover Rate[d]	126.62	320.11
Net Assets, end of period ($ x 1,000)	25	25

a From December 4, 2015 (commencement of operations) to October 31, 2016.
b Based on average shares outstanding.
c Exclusive of sales charge.
d Not annualized.
e Annualized.
f Amount does not included the expense of the underlying money market fund.

See notes to financial statements.

	Six Months Ended
	April 30, 2017	Period Ended
Class I Shares	(Unaudited)	December 31, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.39	12.50
Investment Operations:
Investment income (loss)—net[b]	.02	(.01)
Net realized and unrealized gain (loss) on investments	.08	(.10)
Total from Investment Operations	.10	(.11)
Net asset value, end of period	12.49	12.39
Total Return (%)[c]	.81	(.88)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.46[e]	1.67
Ratio of net expenses to average net assets[d]	1.44[e]	1.50
Ratio of net investment income (loss) to average net assets[d]	.27[e]	(.06)
Portfolio Turnover Rate[c]	126.62	320.11
Net Assets, end of period ($ x 1,000)	103,427	100,694

a From December 4, 2015 (commencement of operations) to October 31, 2016.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
e Amount does not included the expense of the underlying money market fund.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2017	Period Ended
Class Y Shares	(Unaudited)	December 31, 2016[a]
Per Share Data ($):
Net asset value, beginning of period	12.39	12.50
Investment Operations:
Investment income (loss)—net[b]	.02	(.01)
Net realized and unrealized gain (loss) on investments	.08	(.10)
Total from Investment Operations	.10	(.11)
Net asset value, end of period	12.49	12.39
Total Return (%)[c]	.81	(.88)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.46[e]	1.63
Ratio of net expenses to average net assets[d]	1.44[e]	1.50
Ratio of net investment income (loss) to average net assets[d]	.27[e]	(.06)
Portfolio Turnover Rate[c]	126.62	320.11
Net Assets, end of period ($ x 1,000)	190,463	179,952

a From December 4, 2015 (commencement of operations) to October 31, 2016.
b Based on average shares outstanding.
c Not annualized.
d Annualized.
e Amount does not included the expense of the underlying money market fund.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Absolute Insight Multi-Strategy Fund (the “fund”) under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek total return, consisting of capital appreciation and income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Pareto Investment Management Limited, a subsidiary of Insight Investment Management Limited (“Insight”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 400 million to 500 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 2,000 of the outstanding Class A shares, all of the outstanding Class C shares and 7,916,000 Class I shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures, options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap agreements are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

Level 1 - Unadjusted Quoted Prices		Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	6,787,756	-	6,787,756
Commercial Mortgage-Backed	-	3,741,839	-	3,741,839
Corporate Bonds†	-	42,282,066		42,282,066

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Equity Securities – Foreign Common Stocks†	4,309,594	-	-	4,309,594
Equity Securities – Foreign Preferred Stocks†	525,607	-	-	525,607
Foreign Government	-	33,981,229	-	33,981,229
Foreign Investment Companies	4,883,716	-	-	4,883,716
Registered Investment Companies	176,847,636	-	-	176,847,636
Residential Mortgage-Backed	-	4,050,216	-	4,050,216
Rights†	1,358	-	-	1,358
Other Financial Instruments:
Futures††	243,514	-	-	243,514
Forward Foreign Currency Exchange Contracts††	-	1,066,950	-	1,066,950
Options Purchased	1,114,450	419,385	-	1,533,835
Swaps††	-	3,994,858	-	3,994,858
Liabilities ($)
Other Financial Instruments:
Futures††	(531,663)	-	-	(531,663)
Forward Foreign Currency Exchange Contracts††	-	(2,061,289)	-	(2,061,289)
Options Written	(919,406)	(329,779)	-	(1,249,185)
Swaps††	-	(2,568,741)	-	(2,568,741)

†  See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)†	Sales ($)	Net Realized Gains (Loss) ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	174,635,827	105,824,688	229,061,876	-
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	-	125,448,988	-	-
Total	174,635,827	231,273,676	229,061,876	-

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 04/30/2017 ($)	Net Assets (%)	Dividend/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund†	-	51,398,639	17.5	129,343
Dreyfus Institutional Preferred Money Market Fund, Institutional Shares	9	125,448,997	42.6	180,026
Total	9	176,847,636	60.1	309,369

† Formerly Dreyfus Institutional Preferred Plus Money Market Fund.

Certain affiliated investment companies may also invest in the fund. At April 30, 2017, Dreyfus Alternative Diversifier Strategies Fund, an affiliate of the fund, held 3,851,943 Class Y shares.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

The tax year for the period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of 1.25% of the value of the fund’s average daily net assets and is payable monthly. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying money market fund are reflected in the underlying money market fund’s net asset value. In addition, Dreyfus has agreed to waive a portion of its management fee equal to the management fee Dreyfus receives from the money market underlying fund with respect to the assets of the fund within underlying money market fund. The reduction in expenses, pursuant to the undertaking, amounted to $20,997 during the period ended April 30, 2017.

Dreyfus has also contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying money market fund and extraordinary expenses) exceed 1.50% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $2 during the period ended April 30, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and Insight, Insight serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $91 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $1,617 and $30, respectively, pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $549 for transfer agency services and $15 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $14.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $31,578 pursuant to the custody agreement. These fees were partially offset by earnings credits of $7,554.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $303,466, Distribution Plan fees $15, Shareholder Services Plan fees $161, custodian fees $20,000, Chief Compliance Officer fees $3,861 and transfer agency fees $76, which are offset against an expense reimbursement currently in effect in the amount of $11,236.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward contracts, futures, options transactions and swap agreements, during the period ended April 30, 2017, amounted to $298,816,528 and $164,953,920, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk and interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2017 are set forth in the Statement of Financial Futures.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of equities, interest rates, foreign currencies, credit or as a substitute for an investment. The fund is subject to market risk, interest rate risk, currency risk and credit risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

The following summarizes the fund’s call/put options written during the period ended April 30, 2017:

		Options Terminated
	Premiums		Net Realized
Options Written:	Received ($)	Cost ($)	Gain ($)
Contracts outstanding October 31, 2016	2,008,718
Contracts written	3,011,912
Contracts terminated:
Contracts closed	878,342	1,491,746	(613,404)
Contracts expired	2,190,549	-	2,190,549
Total contracts terminated	3,068,891	1,491,746	1,577,145
Contracts outstanding April 30, 2017	1,951,739

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at April 30, 2017 are set forth in the Statement of Swap Agreements.

Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the specific reference entity, the fund either receives a payment from or makes a payment to the counterparty, respectively. Total return swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Total return swaps open at April 30, 2017 are set forth in the Statement of Swap Agreements.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April 30, 2017 are set forth in the Statement of Swap Agreements:

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2017 is shown below:

	Derivative Assets ($)			Derivative Liabilities ($)
Interest rate risk	236,889	[1,2,3]	Interest rate risk	(260,469)	[1,4]
Equity risk	4,643,458	[1,2,3]	Equity risk	(3,294,035)	[1,2,4]
Foreign exchange risk	1,363,928	[3,5]	Foreign exchange risk	(2,196,642)	[4,5]
Credit risk	594,882	[2,3]	Credit risk	(659,732)	[2,4]
Gross fair value of derivative contracts	6,839,157			(6,410,878)

Statement of Assets and Liabilities location:
[1]Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.

[2]Includes cumulative appreciation (depreciation) on swap agreements as reported in the swap tables in Note 4. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the
Statement of Assets and Liabilities.

[3]Options purchased are included in Investments in securities—Unaffiliated issuers, at value.
[4]Outstanding options written, at value.
[5]Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2017 is shown below:

Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures	[1]	Options Transactions	[2]	Forward Contracts	[3]	Swap Agreements	[4]	Total
Interest rate	181,125		(157,314)		-		(19,977)		3,834
Equity	(996,590)		21,634		-		(65,408)		(1,040,364)
Foreign exchange	-		(1,349,849)		1,094,566		-		(255,283)
Credit	-		71,042		-		(268,485)		(197,443)
Total	(815,465)		(1,414,487)		1,094,566		(353,870)		(1,489,256)

Change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures	[5]	Options Transactions	[6]	Forward Contracts	[7]	Swap Agreements	[8]	Total
Interest rate	(141,487)		85,407		-		(11,084)		(67,164)
Equity	(143,480)		254,772		-		869,824		981,116
Foreign exchange	-		201,105		(1,452,488)		-		(1,251,383)
Credit	-		21,005		-		127,214		148,219
Total	(284,967)		562,289		(1,452,488)		985,954		(189,212)

Statement of Operations location:
[1]Net realized gain (loss) on futures.
[2]Net realized gain (loss) on options transactions.
[3]Net realized gain (loss) on forward foreign currency exchange contracts.
[4]Net realized gain (loss) on swap agreements.
[5]Net unrealized appreciation (depreciation) on futures.
[6]Net unrealized appreciation (depreciation) on options transactions.
[7]Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
[8]Net unrealized appreciation (depreciation) on swap agreements.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	243,514	(531,663)
Options	1,533,835	(1,249,185)
Forward contracts	1,066,950	(2,061,289)
Swaps	3,994,858	(2,568,741)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	6,839,157	(6,410,878)
Derivatives not subject to
Master Agreements	(1,808,717)	1,864,216
Total gross amount of assets
and liabilities subject to
Master Agreements	5,030,440	(4,546,662)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	[2]	Assets ($)
Bank of America	1,718,930		(515,737)	(910,000)		293,193
Barclays Bank	178,586		(178,586)	-		-
BNP Paribas	176		(176)	-		-
Citigroup	6,742		(6,742)	-		-
Goldman Sachs International	130,133		(130,133)	-		-
HSBC	1,133,171		(1,133,171)	-		-
JP Morgan Chase Bank	1,133,751		(1,071,762)	-		61,989
Morgan Stanley Capital Services	707,598		(363,888)	-		343,710
Royal Bank of Canada	17,899		(17,899)	-		-
Toronto Dominion Bank	3,454		(3,454)	-		-
Total	5,030,440		(3,421,548)	(910,000)		698,892

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral		Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	[2]	Liabilities ($)
Bank of America	(515,737)		515,737	-		-
Barclays Bank	(391,047)		178,586	-		(212,461)
BNP Paribas	(8,198)		176	-		(8,022)
Citigroup	(34,627)		6,742	-		(27,885)
Goldman Sachs International	(439,773)		130,133	290,000		(19,640)
HSBC	(1,606,332)		1,133,171	473,161		-
JP Morgan Chase Bank	(1,071,762)		1,071,762	-		-
Morgan Stanley Capital Services	(363,888)		363,888	-		-
Royal Bank of Canada	(67,693)		17,899	-		(49,794)
Toronto Dominion Bank	(47,605)		3,454	-		(44,151)
Total	(4,546,662)		3,421,548	763,161		(361,953)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
2 In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Equity futures	8,556,104
Equity options contracts	1,772,003
Interest rate futures	43,030,263
Interest rate options contracts	37,366
Foreign currency options contracts	468,305
Forward contracts	190,373,412
Credit options contracts	207,290

The following summarizes the average notional value of swap agreements outstanding during the period ended April 30, 2017:

Average Notional Value ($)
Equity total return swap agreements	86,802,292
Interest rate swap agreements	407,725
Credit default swap agreements	53,972,330

At April 30, 2017, accumulated net unrealized appreciation on investments was $3,317,794, consisting of $4,373,101 gross unrealized appreciation and $1,055,307 gross unrealized depreciation.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 7-8, 2016, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Pareto Investment Management Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), for the period from January 1, 2016 through September 30, 2016 (the Fund had commenced operation on December 2, 2015), and (2) the fund’s actual and contractual management fees and total expenses with those of a group of

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Sub-Adviser the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for the nine-month period ended September 30, 2016. Dreyfus also provided a comparison of the fund’s return to the return of the fund’s benchmark index for the period from December 2, 2015 through December 31, 2015.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

The Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and the expenses of the underlying fund and extraordinary expenses) do not exceed 1.50% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance, in light of the fund’s short period of operations.

INFORMATION ABOUT THE RENEWAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

NOTES

For More Information

BNY Mellon Absolute Insight Multi-Strategy Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Pareto Investment
Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: MAJAX Class C: MAJCX Class I: MAJIX Class Y: MAJYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 4012SA0417

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Absolute Insight Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	June 29, 2017

By: /s/ James Windels
James Windels Treasurer
Date:	June 29, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)